SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 19 – SUBSEQUENT EVENTS

On June 16, 2025, the Company signed a consulting agreement with a consultant for strategic business and marketing consulting services for a period from July 2, 2025 to December 16, 2025 (the “Service period”). Pursuant to the agreement, the Company shall pay 30,000 Class A common shares to the consultant. The related share-based compensation expense would be recognized over the Service period.

The Company evaluated all events and transactions that occurred after June 30, 2025 up through the date the Company issued these consolidated financial statements. Other than the events disclosed above, no other subsequent events have occurred that would require recognition or disclosure in the Company’s consolidated financial statements.